Income Taxes - Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021	Mar. 31, 2021
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 5,300	$ 300	$ 23,850	$ 1,000	$ 31,535	$ 600
Gross increase in prior period tax positions	5,300	0	0	400	0
Gross decrease in prior period tax positions	0	0	(2,137)	0	(2,137)
Gross increase in current period tax positions	0	0	0	0	0
Decrease related to settlements with tax authorities	0	0	143	0	5,548
Decreases from the expiration of statute of limitations	$ 300	$ 700	$ 21,570	$ 0	$ 23,850